UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22668

ETF Series Solutions
(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Kristina R. Nelson

ETF Series Solutions

615 East Michigan Street

Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-6076

Registrant's telephone number, including area code

Date of fiscal year end: April 30

Date of reporting period: October 31, 2021

Item 1. Reports to Stockholders.

(a)

Semi-Annual Report

October 31, 2021

The Acquirers Fund

Ticker: ZIG

The Acquirers Fund

The Acquirers Fund

Letter to Shareholders
October 31, 2021 (Unaudited)

Fellow investors,

This is the 2021 semi-annual letter for The Acquirers Fund (“ZIG” or the “Fund”). The Fund was launched in 2019 to invest in favorable opportunities in undervalued stocks. The information in this letter relates to the six-months period ending October 31, 2021 (the “current fiscal period”).

The Fund seeks positions in deeply undervalued, fundamentally strong U.S. listed targets for buyout firms and activists. The Fund tracks The Acquirer’s Index published by Acquirers Funds®, LLC. Acquirers Funds’ index-construction process begins with the Acquirer’s Multiple®, the measure highlighted in the books The Acquirer’s Multiple (2017), Deep Value (2014), and Quantitative Value (2012) that financial acquirers like buyout firms and activists use to find potential targets. Acquirers Funds takes a holistic approach to valuation, examining assets, earnings, and cash flows, to understand the economic reality of each company. An important part of this process is a forensic-accounting diligence of the financial statements, particularly the notes and management’s discussion and analysis, to find information a quantitative screen may miss.

At the launch of the Fund in 2019, I said, “After one of the most prolonged growth rallies ever, value spreads are widest since the run-up to the Great Depression and the Dot Com bubble.1 Historically, the base rate for investing in value after it has disappointed and spreads are wide has been extremely attractive.2” Value spreads continued to widen until the third quarter of 2020. Since bottoming in late October 2020, value spreads have started closing. After years of headwinds, value now seems to have a tailwind. The more speculative issues in the market now confront the headwind. The Fund continues to be a beneficiary of this change in market sentiment.

Fund and Individual Stock Performance

For the current fiscal period, the Fund returned 11.15 percent on a market price basis and 11.05 percent at NAV. For comparison purposes, the Fund’s underlying index, the Acquirer’s Index, returned 14.27 percent and the S&P 500 Index, on a total return basis, returned 10.91 percent. The performance difference between the Fund and the Index is primarily due to a larger exposure to long equity securities in the Index (130% long, 30% short) than the Fund (100% long, 30% short) and dividend and broker interest expense paid by the Fund. The Fund’s best performing long positions were Meritage Homes (MTH), First American Financial (FAF), and Humana (HUM) while the three worst long performers were Intel Corp (INTC), Quidel (QDEL) and Best Buy (BBY).

[1]	“Bernstein Quants See Historic Divergence Favoring Value Stocks”: https://www.bloomberg.com/news/articles/2019-03-06/bernstein-quants-go-rogue-and-tout-decade-losing-stock-strategy
[2]	“Value Investors Are Vexed”: https://www.morningstar.com/articles/922787/value-investors-are-vexed.html

The Acquirers Fund

Letter to Shareholders
October 31, 2021 (Unaudited) (Continued)

The Fund’s best performing short positions were Teladoc Health (TDOC), Beyond Meat (CLF) and Nikola Corp (NKLA) while the three worst short performers were Bloom Energy (BE), Sunrun (RUN), and PG&E (PCG).

Thank you for investment in the Acquirers Fund. We look forward to a continued return to value.

Yours sincerely,
The Acquirers Fund

Tobias E. Carlisle
Principal and Founder
Acquirers Funds, LLC

Must be preceded or accompanied by a prospectus.

The Acquirers Fund is distributed by Quasar Distributors, LLC.

Past Performance does not guarantee future results.

Investing involves risk, including the possible loss of principal. Shares of any ETF are bought and sold at market price (not NAV) and may trade at a discount or premium to NAV. Shares are not individually redeemable from the Fund and may be only be acquired or redeemed from the Fund in creation units. Brokerage commissions will reduce returns. Companies with high yield or payout ratio may underperform other securities in certain market conditions and reduce or discontinue paying dividends entirely while included in the Index. The Fund return may not match or achieve a high degree of correlation with the return of the underlying Index. To the extent the Fund utilizes a sampling approach, it may experience tracking error to a greater extent than if the Fund had sought to replicate the Index. Investments in foreign securities involve political, economic and currency risks, greater volatility and differences in accounting methods. These risks are greater for emerging markets investments. Investments in mid-cap companies may involve less liquidity and greater volatility than larger companies.

Base Rate is the probability of an event happening without intervention.

Spread refers to the difference in valuation between Fama-French value stocks and glamour stocks.

Cash Flow is the net amount of cash and cash-equivalents transferred into and out of a business.

S&P 500® Index is a widely recognized capitalization-weighted index of 500 common stock prices in U.S. companies.

The Acquirer’s Index is composed of the 30 most undervalued, fundamentally strong stocks and 30 short positions of the most overvalued, fundamentally weak stocks listed in the U.S. measured by The Acquirer’s Multiple®, a valuation metric developed and published in 2014 by Tobias Carlisle, Managing Member of the Adviser.

It is not possible to invest directly in an index.

For a complete list of Fund holdings please see the schedules of investments and securities sold short on pages 4 and 6, respectively, of the report. Fund holdings and sector allocations are subject to change and should not be considered a recommendation to buy or sell any security.

The Acquirers Fund

Portfolio Allocation
As of October 31, 2021 (Unaudited)

Long Position Portfolio Allocation by Sector	Percentage of Net Assets
Financial♦	34.4%
Consumer, Non-Cyclical	22.3
Consumer, Cyclical	17.0
Technology	13.4
Communications	6.6
Industrial	6.4
Short-Term Investments +	0.0
Liabilities in Excess of Other Assets	(0.1)
Total	100.0%

Short Position Portfolio Allocation by Sector	Percentage of Net Assets
Consumer, Non-Cyclical	14.0%
Consumer, Cyclical	4.5
Communications	3.8
Industrial	2.5
Energy	2.3
Utilities	1.2
Financial	0.9
Total	29.2%

♦

To the extent that the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors. See Note 7 in Notes to Financial Statements.

+	Represents less than 0.05% of net assets.

The Acquirers Fund

Schedule of Investments
October 31, 2021 (Unaudited)

Shares	Security Description	Value
	COMMON STOCKS — 100.1%
	Communications — 6.6%
22,174	Cisco Systems, Inc. ^	$1,241,079
16,912	eBay, Inc. ^	1,297,488
		2,538,567
	Consumer, Cyclical — 17.0%
11,488	Best Buy Company, Inc. ^	1,404,293
13,931	DR Horton, Inc. ^	1,243,620
11,965	Meritage Homes Corporation (a)	1,300,715
2,084	O’Reilly Automotive, Inc. (a)	1,296,915
26,034	PulteGroup, Inc.	1,251,715
		6,497,258
	Consumer, Non-Cyclical — 22.3%
5,755	Amgen, Inc.	1,191,112
16,162	Hologic, Inc. (a)	1,184,836
3,079	Humana, Inc.	1,426,070
4,254	Laboratory Corporation of America Holdings (a)	1,220,983
8,673	Procter & Gamble Company	1,240,152
8,118	Quidel Corporation (a)	1,077,827
6,260	United Therapeutics Corporation (a)	1,194,158
		8,535,138
	Financial — 34.4% (b)
9,570	Allstate Corporation ^	1,183,522
9,144	Evercore, Inc. - Class A ^	1,388,425
40,589	Federated Hermes, Inc.	1,352,020
18,569	First American Financial Corporation ^	1,358,137
29,041	Janus Henderson Group plc	1,350,406
13,553	Progressive Corporation ^	1,285,909
12,495	Royal Bank of Canada ^	1,299,605
21,173	SEI Investments Company	1,334,746
5,830	T. Rowe Price Group, Inc.	1,264,410
76,617	UBS Group AG	1,390,598
		13,207,778
	Industrial — 6.4%
3,680	Lockheed Martin Corporation ^	1,222,938
20,803	Louisiana-Pacific Corporation	1,225,921
		2,448,859

The accompanying notes are an integral part of these financial statements.

The Acquirers Fund

Schedule of Investments
October 31, 2021 (Unaudited) (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 100.1% (Continued)
	Technology — 13.4%
45,542	HP, Inc. ^	$1,381,289
23,192	Intel Corporation ^	1,136,408
13,893	NetApp, Inc. ^	1,240,645
14,454	Oracle Corporation	1,386,717
		5,145,059
	TOTAL COMMON STOCKS (Cost $35,339,476)	38,372,659

	SHORT-TERM INVESTMENTS — 0.0% +
5,000	First American Government Obligations Fund, Class X, 0.03% *	5,000
5,000	First American Treasury Obligations Fund, Class X, 0.01% *	5,000
	TOTAL SHORT-TERM INVESTMENTS (Cost $10,000)	10,000
	TOTAL INVESTMENTS (Cost $35,349,476) — 100.1%	38,382,659
	TOTAL SECURITIES SOLD SHORT (Proceeds $12,000,578) — (29.2)%	(11,204,037)
	Other Assets in Excess of Liabilities — 29.1%	11,179,091
	NET ASSETS — 100.0%	$38,357,713

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)

To the extent that the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors. See Note 7 in Notes to Financial Statements.

^	All or a portion of the security has been segregated as collateral for securities sold short. As of October 31, 2021, the value of these securities amounts to $6,657,005 or 17.4% of net assets.
*	Rate shown is the annualized seven-day yield as of October 31, 2021.
+	Represents less than 0.05% of net assets.

The accompanying notes are an integral part of these financial statements.

The Acquirers Fund

Schedule of Securities Sold Short
October 31, 2021 (Unaudited)

Shares	Security Description	Value
	COMMON STOCKS — 29.2%
	Communications — 3.8%
12,600	Coupang, Inc. (a)	$374,976
7,177	Lyft, Inc. - Class A (a)	329,209
8,177	Squarespace, Inc. - Class A (a)	318,412
9,580	Uber Technologies, Inc. (a)	419,796
		1,442,393
	Consumer, Cyclical — 4.5%
19,225	American Airlines Group, Inc. (a)	369,120
2,760	Cracker Barrel Old Country Store, Inc.	367,549
4,468	Shake Shack, Inc. (a)	309,052
15,287	Spirit Airlines, Inc. (a)	334,021
9,275	TuSimple Holdings, Inc. - Class A (a)	362,838
		1,742,580
	Consumer, Non-Cyclical — 14.0%
10,812	2U, Inc. (a)	319,386
8,125	Agios Pharmaceuticals, Inc. (a)	381,875
34,014	Amicus Therapeutics, Inc. (a)	357,147
6,259	Arena Pharmaceuticals, Inc. (a)	359,204
3,326	Beyond Meat, Inc. (a)	329,207
2,598	Bright Horizons Family Solutions, Inc. (a)	431,268
25,733	Canopy Growth Corporation (a)	325,008
5,866	HealthEquity, Inc. (a)	388,212
2,390	J & J Snack Foods Corporation	352,644
8,459	Performance Food Group Company (a)	382,601
8,810	PTC Therapeutics, Inc. (a)	334,163
3,468	Reata Pharmaceuticals, Inc. - Class A (a)	332,963
9,273	StoneCo, Ltd. - Class A (a)	313,984
2,662	Teladoc Health, Inc. (a)	398,209
12,200	TG Therapeutics, Inc. (a)	380,884
		5,386,755
	Energy — 2.3%
27,394	NOV, Inc. (a)	384,064
8,457	Sunrun, Inc. (a)	487,800
		871,864

The accompanying notes are an integral part of these financial statements.

The Acquirers Fund

Schedule of Securities Sold Short
October 31, 2021 (Unaudited) (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 29.2% (Continued)
	Financial — 0.9%
26,893	Compass, Inc. - Class A (a)	$352,298

	Industrial — 2.5%
19,464	Bloom Energy Corporation - Class A (a)	608,445
1,718	Boeing Company (a)	355,677
		964,122
	Utilities — 1.2%
38,278	PG&E Corporation (a)	444,025

	TOTAL COMMON STOCKS (Proceeds $12,000,578)	11,204,037
	Total Securities Sold Short (Proceeds $12,000,578)	$11,204,037

(a)	Non-income producing security.

The accompanying notes are an integral part of these financial statements.

The Acquirers Fund

Statement of Assets and Liabilities
October 31, 2021 (Unaudited)

ASSETS
Investments in securities, at value (Cost $35,349,476)	$38,382,659
Deposits at broker for securities sold short	11,144,067
Receivable for securities sold	4,329,393
Cash	59,230
Dividends and interest receivable	24,673
Total assets	53,940,022

LIABILITIES
Securities sold short, at value (Proceeds $12,000,578)	11,204,037
Payable for capital shares redeemed	4,335,045
Broker interest and dividends payable	10,295
Management fees payable	32,932
Total liabilities	15,582,309

NET ASSETS	$38,357,713

Net Assets Consist of:
Paid-in capital	$40,905,348
Total distributable earnings (accumulated deficit)	(2,547,635)
Net assets	$38,357,713

Net Asset Value:
Net assets	$38,357,713
Shares outstanding ^	1,325,000
Net asset value, offering and redemption price per share	$28.95

^	No par value, unlimited number of shares authorized.

The accompanying notes are an integral part of these financial statements.

The Acquirers Fund

Statement of Operations
For the Six-Months Ended October 31, 2021 (Unaudited)

INCOME
Dividends +	$289,445
Interest	1
Total investment income	289,446

EXPENSES
Management fees	166,947
Broker interest expense (See Note 2)	41,758
Dividend expense (See Note 2)	9,852
Total expenses	218,557
Net investment income (loss)	70,889

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investments	1,892,308
Securities sold short	397,087
Foreign currency transactions	23
Change in unrealized appreciation (depreciation) on:
Investments	283,207
Securities sold short	744,582
Net realized and unrealized gain (loss) on investments	3,317,207
Net increase (decrease) in net assets resulting from operations	$3,388,096

+	Net of foreign taxes withheld of $3,108.

The accompanying notes are an integral part of these financial statements.

The Acquirers Fund

Statements of Changes in Net Assets

	Six-Months Ended October 31, 2021 (Unaudited)	Year Ended April 30, 2021
OPERATIONS
Net investment income (loss)	$70,889	$(133,254)
Net realized gain (loss) on investments and securities sold short	2,289,418	(475,072)
Change in unrealized appreciation (depreciation) on investments and securities sold short	1,027,789	5,650,165
Net increase (decrease) in net assets resulting from operations	3,388,096	5,041,839

DISTRIBUTIONS TO SHAREHOLDERS
Net distributions to shareholders	—	(41,362)
Total distributions to shareholders	—	(41,362)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	16,461,995	38,602,618
Payments for shares redeemed	(10,819,920)	(30,525,820)
Net increase (decrease) in net assets derived from capital share transactions (a)	5,642,075	8,076,798
Net increase (decrease) in net assets	$9,030,171	$13,077,275

NET ASSETS
Beginning of period/year	$29,327,542	$16,250,267
End of period/year	$38,357,713	$29,327,542

(a)	A summary of capital share transactions is as follows:

	Shares	Shares
Shares sold	600,000	1,675,000
Shares redeemed	(400,000)	(1,325,000)
Net increase (decrease)	200,000	350,000

The accompanying notes are an integral part of these financial statements.

The Acquirers Fund

Financial Highlights

For a capital share outstanding throughout the period/year

	Six-Months Ended October 31, 2021 (Unaudited)		Year Ended April 30, 2021		Period Ended April 30, 2020(1)
Net asset value, beginning of period/year	$26.07		$20.97		$25.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (2)	0.06		(0.14)		0.09
Net realized and unrealized gain (loss) on investments (3)	2.82		5.28		(4.12)
Total from investment operations	2.88		5.14		(4.03)

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from:
Net investment income	—		(0.04)		—
Total distributions to shareholders	—		(0.04)		—

Net asset value, end of period/year	$28.95		$26.07		$20.97
Total return	11.05	%(4)	24.55%		-16.13	%(4)

SUPPLEMENTAL DATA:
Net assets at end of period/year (000’s)	$38,358		$29,328		$16,250

RATIOS TO AVERAGE NET ASSETS:
Expenses before fees waived to average net assets	1.23	%(5)	2.92%		2.27	%(5)
Expenses after fees waived to average net assets	1.23	%(5)	2.88	%(7)	2.12	%(5)(7)
Expenses excluding dividend and interest expense on short positions before fees waived to average net assets	0.94	%(5)	0.94%		0.94	%(5)
Expenses excluding dividend and interest expense on short positions after fees waived to average net assets	0.94	%(5)	0.90	%(7)	0.79	%(5)(7)
Net investment income (loss) to average net assets	0.40	%(5)	-0.60%		0.36	%(5)
Net investment income (loss) excluding dividend and interest expense on short positions before fees waived to average net assets	0.69	%(5)	1.34%		1.54	%(5)
Net investment income (loss) excluding dividend and interest expense on short positions after fees waived to average net assets	0.69	%(5)	1.38	%(7)	1.69	%(5)(7)
Portfolio turnover rate (6)	42	%(4)	233%		207	%(4)

(1)	Commencement of operations on May 14, 2019.
(2)	Calculated based on average shares outstanding during the period.
(3)

Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(4)	Not annualized.
(5)	Annualized
(6)	Excludes the impact of in-kind transactions.
(7)	Effective from commencement of operations through August 31, 2020, the Adviser contractually agreed to waive 15 basis points (0.15%) of its management fees for the Fund.

The accompanying notes are an integral part of these financial statements.

The Acquirers Fund

Notes to Financial Statements

October 31, 2021 (Unaudited)

NOTE 1 – ORGANIZATION

The Acquirers Fund (the “Fund”) is a non-diversified series of ETF Series Solutions (“ESS” or the “Trust”), an open-end management investment company consisting of multiple investment series, organized as a Delaware statutory trust on February 9, 2012. The Trust is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Fund’s shares is registered under the Securities Act of 1933, as amended (the “Securities Act”). The investment objective of the Fund is to track the performance, before fees and expenses, of the Acquirer’s Index (the “Index”). The Fund commenced operations on May 14, 2019.

The end of the reporting period for the Fund is October 31, 2021, and the period covered by these Notes to Financial Statements is the six-month period from May 1, 2021 to October 31, 2021 (the “current fiscal period”).

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 Financial Services-Investment Companies.

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.

Security Valuation. All equity securities, including domestic and foreign common stocks, preferred stocks, and exchange traded funds that are traded on a national securities exchange, except those listed on The Nasdaq Stock Market®, Nasdaq Global Select Markets® and Nasdaq Capital Market Exchange® (collectively, “Nasdaq”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or Nasdaq security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value.

The Acquirers Fund

NOTES TO FINANCIAL STATEMENTS
October 31, 2021 (Unaudited) (Continued)

Investments in mutual funds, including money market funds, are valued at their net asset value (“NAV”) per share.

Securities for which quotations are not readily available are valued at their respective fair values in accordance with pricing procedures adopted by the Fund’s Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board. The use of fair value pricing by the Fund may cause the NAV of its shares to differ significantly from the NAV that would be calculated without regard to such considerations.

As described above, the Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 –

Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –

Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The Acquirers Fund

NOTES TO FINANCIAL STATEMENTS
October 31, 2021 (Unaudited) (Continued)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as of the end of the current fiscal period:

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$38,372,659	$—	$—	$38,372,659
Short-Term Investments	10,000	—	—	10,000
Total Investments in Securities	$38,382,659	$—	$—	$38,382,659

Liabilities^	Level 1	Level 2	Level 3	Total
Common Stocks	$11,204,037	$—	$—	$11,204,037
Total Securities Sold Short	$11,204,037	$—	$—	$11,204,037

^	See Schedule of Investments and Schedule of Securities Sold Short for breakout of investments by sector classification.

During the current fiscal period, the Fund did not recognize any transfers to or from Level 3.

B.

Federal Income Taxes. The Fund’s policy is to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its net investment income and net capital gains to shareholders. Therefore, no federal income tax provision is required. The Fund plans to file U.S. Federal and applicable state and local tax returns.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. The Fund recognizes interest and penalties, if any,

The Acquirers Fund

NOTES TO FINANCIAL STATEMENTS
October 31, 2021 (Unaudited) (Continued)

related to unrecognized tax benefits on uncertain tax positions as income tax expenses in the Statement of Operations. During the current fiscal period, the Fund did not incur any interest or penalties.

C.

Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities and covers of securities sold short are determined on a specific identification basis. Dividend income and expense is recorded on the ex-dividend date. Interest income and expense is recorded on an accrual basis. Withholding taxes on foreign dividends, if any, have been provided for in accordance with the Fund’s understanding of the applicable tax rules and regulations.

D.

Foreign Currency. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments and currency gains or losses realized between the trade and settlement dates on securities transactions from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. The Fund reports net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign currency transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

E.

Short Positions. The Fund sells securities it does not own in anticipation of a decline in the fair value of those securities (e.g., short sales not against the box). When the Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of a short sale. For financial statement purposes, cash proceeds from securities sold short are included in the Statement of Assets and Liabilities as deposits at broker for securities sold short. The amount of the securities sold short, shown as

The Acquirers Fund

NOTES TO FINANCIAL STATEMENTS
October 31, 2021 (Unaudited) (Continued)

a liability, is subsequently marked-to-market to reflect the current value of the short positions. Subsequent fluctuations in the market prices of securities sold short may require purchasing the securities at prices which could differ from the amount reflected in the Statement of Assets and Liabilities. The Fund is liable for any dividends or interest payable on securities while those securities are in a short position. Dividend and interest expense paid by the Fund, if any, are displayed in the Expenses section of the Statement of Operations. As collateral for its short positions, the Fund also maintains segregated “Permissible Assets” consisting of cash, cash equivalents, or liquid securities. These segregated assets are valued consistent with Note 2A above. The Adviser shall earmark or instruct the Fund’s custodian to segregate Permissible Assets in an amount at least equal to the market value, calculated on a daily basis, of the securities sold short plus any dividends declared with respect to such securities and payable by the Fund.

F.

Distributions to Shareholders. Distributions to shareholders from net investment income and net realized gains on securities are declared and paid by the Fund on at least an annual basis. Distributions are recorded on the ex-dividend date.

G.

Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the current fiscal period. Actual results could differ from those estimates.

H.

Share Valuation. The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of outstanding shares of the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading. The offering and redemption price per share of the Fund is equal to the Fund’s NAV per share.

I.

Reclassification of Capital Accounts. U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share and primarily relate to differing book and tax treatments of redemptions in-kind.

The Acquirers Fund

NOTES TO FINANCIAL STATEMENTS
October 31, 2021 (Unaudited) (Continued)

For the fiscal year ended April 30, 2021, the following table shows the reclassifications made:

Distributable Earnings (Accumulated Deficit)	Paid-In Capital
$(6,576,161)	$6,576,161

During the fiscal year ended April 30, 2021, the Fund realized $6,613,780 in net capital gains resulting from in-kind redemptions, in which shareholders exchanged Fund shares for securities held by the Fund rather than for cash. Because such gains are not taxable to the Fund, and are not distributed to shareholders, they have been reclassified from distributable earnings (accumulated deficit) to paid-in capital.

J.

Guarantees and Indemnifications. In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

K.

Subsequent Events. In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. Effective December 7, 2021, the Fund no longer tracks an underlying index, the Fund’s investment objective changed to seek capital appreciation, and the management fee changed to 0.89%. There were no other events or transactions that occurred during the period subsequent to the end of the current fiscal period, that materially impacted the amounts or disclosures in the Fund’s financial statements.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

Acquirers Funds, LLC (the “Adviser”), serves as the investment adviser and index provider to the Fund. Pursuant to an Investment Advisory Agreement (“Advisory Agreement”) between the Trust, on behalf of the Fund, and the Adviser, the Adviser provides investment advice to the Fund and oversees the day-to-day operations of the Fund, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreement, the Adviser is responsible for arranging, in consultation with Toroso Investments, LLC (the “Sub-Adviser”), transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary

The Acquirers Fund

NOTES TO FINANCIAL STATEMENTS
October 31, 2021 (Unaudited) (Continued)

for the Fund to operate. Prior to May 17, 2021, CSat Investment Advisory, L.P., doing business as Exponential ETFs served as the Sub-Adviser to the Fund. Under the Advisory Agreement, the Adviser has agreed to pay all expenses of the Fund, except for: the fee paid to the Adviser pursuant to the Advisory Agreement, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) fees and expenses. For services provided to the Fund, the Fund pays the Adviser 0.94% at an annual rate based on the Fund’s average daily net assets.

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services” or “Administrator”), acts as the Fund’s Administrator and, in that capacity, performs various administrative and accounting services for the Fund. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the Board; monitors the activities of the Fund’s Custodian, transfer agent and fund accountant. Fund Services also serves as the transfer agent and fund accountant to the Fund. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Fund’s Custodian.

A Trustee and all officers of the Trust are affiliated with the Administrator and Custodian.

NOTE 4 – PURCHASES AND SALES OF SECURITIES

During the current fiscal period, purchases and sales of securities by the Fund, excluding short-term securities and in-kind transactions, were as follows:

Purchases	Sales
$18,378,894	$21,216,150

During the current fiscal period, there were no purchases or sales of U.S. Government securities by the Fund.

During the current fiscal period, in-kind transactions associated with creations and redemptions for the Fund were as follows:

In-Kind Purchases	In-Kind Sales
$16,124,592	$10,766,806

The Acquirers Fund

NOTES TO FINANCIAL STATEMENTS
October 31, 2021 (Unaudited) (Continued)

NOTE 5 – INCOME TAX INFORMATION

The components of distributable earnings (accumulated deficit) and cost basis of investments and securities sold short for federal income tax purposes at April 30, 2021 were as follows:

Tax cost of investments and securities sold short	$18,962,748
Gross tax unrealized appreciation	$3,502,965
Gross tax unrealized depreciation	(1,124,748)
Net tax unrealized appreciation (depreciation)	2,378,217
Undistributed ordinary income	—
Undistributed long-term capital gains	—
Other accumulated gain (loss)	(8,313,948)
Distributable earnings (accumulated deficit)	$(5,935,731)

The differences between the cost basis for financial statement and federal income tax purposes are primarily due to timing differences in recognizing wash sales.

A regulated investment company may elect for any taxable year to treat any portion of any qualified late year loss as arising on the first day of the next taxable year. Qualified late year losses are certain capital and ordinary losses which occur during the portion of the Fund’s taxable year subsequent to October 31 and December 31, respectively. For the taxable year ended April 30, 2021, the Fund did not elect to defer any post-October capital losses. The Fund did elect to defer late year ordinary losses of $45,774.

As of April 30, 2021, the Fund had a short-term capital loss carryforward of $7,969,745 and a long-term capital loss carryforward of $298,429. These amounts do not have an expiration date.

The tax character of distributions paid by the Fund during the fiscal years ended April 30, 2021 and April 30, 2020, was as follows:

	Year Ended April 30, 2021	Period Ended April 30, 2020*
Ordinary Income	$41,362	$—

*	Fund commenced operations on May 14, 2019. The information presented is for the period from May 14, 2019 to April 30, 2020.

The Acquirers Fund

NOTES TO FINANCIAL STATEMENTS
October 31, 2021 (Unaudited) (Continued)

NOTE 6 – SHARE TRANSACTIONS

Shares of the Fund are listed and trade on the New York Stock Exchange Arca, Inc. (“NYSE Arca”). Market prices for the shares may be different from their NAV. The Fund issues and redeems shares on a continuous basis at NAV generally in blocks of 25,000 shares called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Fund. Creation Units may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem shares directly from the Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

The Fund currently offers one class of shares, which has no front end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee is $250, payable to the Custodian. The fixed transaction fee may be waived on certain orders if the Fund’s Custodian has determined to waive some or all of the creation order costs associated with the order, or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee, payable to the Fund, may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% as a percentage of the value of the Creation Units subject to the transaction. Variable fees received by the Fund, if any, are displayed in the Capital Shares Transactions section of the Statements of Changes in Net Assets. The Fund may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Fund have equal rights and privileges.

The Acquirers Fund

NOTES TO FINANCIAL STATEMENTS
October 31, 2021 (Unaudited) (Continued)

NOTE 7 – RISKS

Concentration Risk. The Fund’s investments will be concentrated in an industry or group of industries to the extent that the Index is so concentrated. In such event, the value of the Shares may rise and fall more than the value of shares of a fund that invests in securities of companies in a broader range of industries.

COVID-19 Risk. The recent global outbreak of COVID-19 has disrupted economic markets and the prolonged economic impact is uncertain. The operational and financial performance of the issuers of securities in which the Fund invests depends on future developments, including the duration and spread of the outbreak, and such uncertainty may in turn impact the value of the Fund’s investments.

The Acquirers Fund

Expense Example

For the Six-Months Ended October 31, 2021 (Unaudited)

As a shareholder of the Fund you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period as indicated in the Expense Example table.

Actual Expenses

The first line of the table provides information about actual account values based on actual returns and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then, multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values based on a hypothetical return and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher.

The Acquirers Fund

Expense Example

For the Six-Months Ended October 31, 2021 (Unaudited) (Continued)

	Beginning Account Value May 1, 2021	Ending Account Value October 31, 2021	Expenses Paid During the Period(1)
Actual	$ 1,000.00	$ 1,110.50	$5.00
Hypothetical (5% annual return before expenses)	$ 1,000.00	$ 1,020.47	$4.79

(1)

The dollar amounts shown as expenses paid during the period are equal to the annualized six-month net expense ratio, 0.94%, multiplied by the average account value during the period, multiplied by 184/365, to reflect the one-half year period.

The Acquirers Fund

Review of Liquidity Risk Management Program

(Unaudited)

Pursuant to Rule 22e-4 under the Investment Company Act of 1940, the Trust, on behalf of the series of the Trust covered by this shareholder report (the “Series”), has adopted a liquidity risk management program to govern the Trust’s approach to managing liquidity risk. Rule 22e-4 seeks to promote effective liquidity risk management, thereby reducing the risk that a fund will be unable to meet its redemption obligations and mitigating dilution of the interests of fund shareholders. The Trust’s liquidity risk management program is tailored to reflect the Series’ particular risks, but not to eliminate all adverse impacts of liquidity risk, which would be incompatible with the nature of such Series.

The investment adviser to the Series has adopted and implemented its own written liquidity risk management program (the “Program”) tailored specifically to assess and manage the liquidity risk of the Series.

At a recent meeting of the Board of Trustees of the Trust, the Trustees received a report pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the period ended December 31, 2020. The report concluded that the Program is reasonably designed to assess and manage the Series’ liquidity risk and has operated adequately and effectively to manage such risk. The report reflected that there were no liquidity events that impacted the Series’ ability to timely meet redemptions without dilution to existing shareholders. The report further noted that no material changes have been made to the Program since its implementation.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to the prospectus for more information regarding the Series’ exposure to liquidity risk and other principal risks to which an investment in the Series may be subject.

The Acquirers Fund

Approval of Advisory Agreement & Board Consideration

(Unaudited)

Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), at a meeting held on October 13-14, 2021 (the “Meeting”), the Board of Trustees (the “Board”) of ETF Series Solutions (the “Trust”) considered the approval of the Investment Advisory Agreement (the “Advisory Agreement”) between Acquirers Funds, LLC (the “Adviser”) and the Trust, on behalf of The Acquirers Fund ETF (the “Fund”), to reduce the Fund’s unitary management fee.

Prior to the Meeting, the Board, including the Trustees who are not parties to the Advisory Agreement or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), reviewed written materials from the Adviser (the “Materials”) regarding, among other things: (i) the nature, extent, and quality of the services to be provided by the Adviser; (ii) the cost of the services to be provided and the profits expected to be realized by the Adviser or its affiliates from services rendered to the Fund; (iii) comparative fee and expense data for the Fund and other investment companies with similar investment objectives; (iv) and the extent to which any economies of scale might be realized as the Fund grows and whether the advisory fee for the Fund reflects these economies of scale for the benefit of the Fund.

The Board also considered that the Adviser, along with other service providers of the Fund, had provided written updates on the firm over the course of the year, and the Board considered that information alongside the Materials in its evaluation of the Adviser’s fees and other aspects of the Advisory Agreement. Additionally, a representative from the Adviser provided an oral overview of the Fund’s strategy, the services to be provided to the Fund by the Adviser, and additional information about the Adviser’s personnel and operations. The Board then discussed the Materials, the Adviser’s oral presentation, and any other information that the Board received at the Meeting, and deliberated on the approval of the Advisory Agreement in light of this information.

Approval of the Advisory Agreement with the Adviser

Nature, Extent, and Quality of Services to be Provided. The Trustees considered the scope of services to be provided under the Advisory Agreement, noting that the Adviser will be providing investment management services to the Fund. In considering the nature, extent, and quality of the services to be provided by the Adviser, the Board considered the quality of the Adviser’s compliance program and past reports from the Trust’s Chief Compliance Officer. The Board also considered its previous experience with the Adviser providing investment management services to the Fund. The Board noted that it had previously received a copy of the Adviser’s registration form, as well as the response of the Adviser to a detailed series of questions that included, among other things, details about the Adviser’s decision-making process, details about the Fund, and the services to be provided by the Adviser.

The Acquirers Fund

Approval of Advisory Agreement & Board Consideration

(Unaudited) (Continued)

The Board also considered other services to be provided to the Fund, such as monitoring adherence to the Fund’s investment restrictions, monitoring compliance with various Fund policies and with applicable securities regulations, and monitoring the extent to which the Fund achieves its investment objective as a passively-managed fund. The Board further considered the oral information provided by the Adviser with respect to the impact of the COVID-19 pandemic on the Adviser’s operations.

Historical Performance. The Board noted that it had received information regarding the Fund’s performance for the period ended June 30, 2021. Because the Fund is designed to track the performance of an index, the Board considered the extent to which the Fund tracked its index before fees and expenses.

The Board noted that, for the one-year and since inception periods, the Fund underperformed its underlying index, before fees and expenses. The Board further noted that for the one-year and since inception periods, the Fund underperformed the S&P 500 Index, which provides an indication of the overall performance of the U.S. stock market. The Board discussed that the Fund’s investment objective has changed from seeking to track its index to being an actively managed fund that seeks capital appreciation and considered the Fund’s historical performance in light of that change.

Cost of Services to be Provided and Economies of Scale. The Board then reviewed the Fund’s proposed expense ratio, the full amount of which was anticipated to be the “unified fee” described below. The Board considered the proposed expense ratio of the Fund relative to a peer group of the Fund’s most direct competitors (the “Selected Peer Group”), which were identified by the Adviser based on a combination of quantitative and qualitative considerations, including the comparability of a fund’s investment objectives, strategy, and market capitalization coverage.

The Board noted that the Fund’s proposed expense ratio reflected a 0.05% reduction from the current expense ratio. The Board also noted that the proposed expense ratio was within the range of the funds in the Selected Peer Group.

The Board took into consideration that the was Adviser would charge a “unified fee,” meaning the Fund paid no expenses other than the advisory fee and certain other costs such as interest, brokerage, acquired fund fees and expenses, extraordinary expenses, and, to the extent it is implemented, fees pursuant to a Distribution and/or Shareholder Servicing (12b-1) Plan. The Board noted that the Adviser continued to be responsible for compensating the Trust’s other service providers and paying the Fund’s other expenses out of its own fee and resources. The Board also evaluated the compensation and benefits received by the Adviser from its relationship with the Fund, taking into account analyses of the Adviser’s profitability with respect to the Fund.

The Acquirers Fund

Approval of Advisory Agreement & Board Consideration

(Unaudited) (Continued)

The Board expressed the view that it currently appeared that the Adviser might realize economies of scale in managing the Fund as assets grow in size. The Board further determined that, based on the amount and structure of the Fund’s unitary fee, such economies of scale would be shared with the Fund shareholders, although the Board intends to monitor fees as the Fund grows in size and assess whether fee breakpoints may be warranted.

Conclusion. No single factor was determinative of the Board’s decision to approve the Advisory Agreement; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including a majority of the Independent Trustees, determined that the Advisory Agreement, including the compensation payable under the agreement, was fair and reasonable to the Fund. The Board, including a majority of the Independent Trustees, therefore determined that the approval of the Advisory Agreement was in the best interests of the Fund and its shareholders.

The Acquirers Fund

Results of Shareholder Meeting

(Unaudited)

A Special Meeting of Shareholders of the Fund was held on October 14, 2021 at the offices of U.S. Bank Global Fund Services, 615 East Michigan Street, Milwaukee, Wisconsin, pursuant to notice given to all shareholders of record of the Fund at the close of business on August 12, 2021. At the Special Meeting, shareholders were asked to approve the following proposal, and the tabulation of the shareholder votes rendered the following results:

Proposal	Votes For	Votes Against	Abstained
To approve a new investment sub-advisory agreement among Acquirers Funds, LLC (“Acquirers”or the “Adviser”), Toroso Investments, LLC (“Toroso” or the “Sub-Adviser”), and the Trust, on behalf of the Fund. No increase in shareholder fees or expenses is being proposed.	686,353.190	9.000	3,785.000

Federal Tax Information
(Unaudited)

Certain dividends paid by the Fund may be subject to the maximum rate of 23.8%, as provided for by the Jobs and Growth Tax relief Reconciliation Act of 2003.

The percentage of dividends declared from ordinary income designated as qualified dividend income was 100.00%.

For corporate shareholders, the percentage of ordinary income distributions that qualified for the corporate dividend received deduction for the fiscal year ended April 30, 2021 was 100.00%.

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) for the Fund was 0.00%.

Information About Portfolio Holdings
(Unaudited)

The Fund files its complete schedules of portfolio holdings for its first and third fiscal quarters with the SEC on Part F of Form N-PORT. The Fund’s Part F of Form N-PORT is available without charge, upon request, by calling toll-free at (800) 617-0004. Furthermore, you may obtain the Part F of Form N-PORT on the SEC’s website at www.sec.gov, or on the Fund’s website at www.acquirersfund.com. The Fund’s portfolio holdings are posted on its website at www.acquirersfund.com daily.

The Acquirers Fund

Information About Proxy Voting
(Unaudited)

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is provided in the Statement of Additional Information (“SAI”). The SAI is available without charge, upon request, by calling toll-free at (800) 617-0004, by accessing the SEC’s website at www.sec.gov, or by accessing the Fund’s website at www.acquirersfund.com.

When available, information regarding how the Fund voted proxies relating to portfolio securities during the period ending June 30 is available by calling toll-free at (800) 617-0004 or by accessing the SEC’s website at www.sec.gov.

Information About the Fund’s Trustees
(Unaudited)

The SAI includes additional information about the Fund’s Trustees and is available without charge, upon request, by calling (800) 617-0004 or by accessing the SEC’s website at www.sec.gov or by accessing the Fund’s website at www.acquirersfund.com

Frequency Distribution of Premiums and Discounts
(Unaudited)

Information regarding how often shares of the Fund trade on the exchange at a price above (i.e. at a premium) or below (i.e. at a discount) the NAV of the Fund is available, without charge, on the Fund’s website at www.acquirersfund.com.

Advisor and Index Provider

Acquirers Funds, LLC
609 Deep Valley Drive, Suite 200
Rolling Hills, California 90274

Sub-Adviser

Toroso Investments, LLC
898 N. Broadway, Suite 2
Massapequa, New York 11758

Distributor

Quasar Distributors, LLC
111 East Kilbourn Avenue, Suite 2200
Milwaukee, Wisconsin 53202

Custodian

U.S. Bank National Association
1555 North Rivercenter Drive, Suite 302
Milwaukee, Wisconsin 53212

Transfer Agent

U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm

Cohen & Company, Ltd.
342 North Water Street, Suite 830
Milwaukee, Wisconsin 53202

Legal Counsel

Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004

The Acquirers Fund

Symbol – ZIG
CUSIP – 26922A263

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	ETF Series Solutions

By (Signature and Title	/s/Kristina R. Nelson
Kristina R. Nelson, President (principal executive officer)

Date	1/7/2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/Kristina R. Nelson
Kristina R. Nelson, President (principal executive officer)

Date	1/7/2022

By (Signature and Title)*	/s/Kristen M. Weitzel
Kristen M. Weitzel, Treasurer (principal financial officer)

Date	1/7/2022

*	Print the name and title of each signing officer under his or her signature.